JULIUS BAER INVESTMENT FUNDS

                     JULIUS BAER INTERNATIONAL EQUITY FUND
                       JULIUS BAER TOTAL RETURN BOND FUND
                    JULIUS BAER GLOBAL HIGH YIELD BOND FUND

                   SUPPLEMENT DATED FEBRUARY 11, 2005 TO THE
    STATEMENT OF ADDITIONAL INFORMATION, DATED FEBRUARY 29, 2004, AS REVISED
                                 JULY 19, 2004
 ______________________________________________________________________________

THE FOLLOWING SENTENCE IS ADDED TO THE END OF THE SECOND PARAGRAPH OF THE SUBSECTION "HIGH YIELD FUND" IN THE SECTION "PORTFOLIO INVESTMENTS" STARTING ON PAGE 3 OF THE REVISED STATEMENT OF ADDITIONAL INFORMATION:

In addition, the Fund may invest 20% of its net assets in global equity securities.

THE EIGHTH PARAGRAPH OF "INVESTMENT ADVISER" STARTING ON PAGE 29 OF THE REVISED STATEMENT OF ADDITIONAL INFORMATION IS DELETED AND REPLACED WITH THE FOLLOWING:

Under the terms of the Advisory Agreements, JBIM is entitled to annual fees equal based on the average daily net assets:

Total Return Bond Fund                  0.45%
        From 3/1/03 to 12/31/04         0.65%
        Prior to 3/1/03                 0.50%


International Equity Fund               0.90%
        Prior to 3/1/03                 0.75%


Global High Yield Bond Fund             0.75%

Pursuant to Expense Limitation Agreements, JBIM has agreed to reimburse certain expenses of the Global High Yield Bond Fund and Total Return Bond Fund through February 28, 2006, so that the total annual operating expenses of the Funds are limited to certain basis points of the average daily net assets of each Fund, as specified in the table below. These Funds have agreed to repay JBIM for expenses reimbursed to the Funds provided that repayment does not cause these Funds' annual operating expenses to exceed the expense limitation. Any such repayment must be made within three years after the year in which JBIM incurred the expense.


                                        Class A                 Class I
                                        -------                 -------
Global High Yield Bond Fund             1.25%                   1.00%
Total Return Bond Fund                  0.69%                   0.44%